Additional Notes - Summary of Sensitivity Analysis of Variable Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase Variable Interest Rate 10% [Member]
Sensitivity Analysis Variable [Line Items]
Foreign Exchange, Sensitivity Analysis	€ 2.4	€ 0.8	€ 1.2
Decrease Variable Interest Rate 10% [Member]
Sensitivity Analysis Variable [Line Items]
Foreign Exchange, Sensitivity Analysis	€ (2.4)	€ (0.8)	€ (1.4)